CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2019 shares	Dec. 09, 2018 $ / shares shares	May 24, 2013 $ / shares
Accruals and other current liabilities	¥ 270,717	$ 39,419		¥ 272,638
Ordinary shares, par value | $ / shares							$ 0.00001
Ordinary shares, authorized						50,000,000,000
Treasury stock par value | $ / shares		$ 0.00001	$ 0.00001
Treasury stock shares	272,394,100	272,394,100		242,616,100
VIEs and VIEs Subsidiaries
Accruals and other current liabilities | ¥	¥ 214,359			¥ 217,527
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001	0.00001			$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000		49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,433,709,000	2,433,709,000		2,433,353,800
Ordinary shares, shares outstanding	2,161,314,900	2,161,314,900		2,190,737,700	2,371,289,450
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001	$ 0.00001			$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000		500,000,000		500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004		303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004		303,234,004	303,234,004